Intangible Assets (Details Narrative) - NZD ($) $ in Thousands		12 Months Ended
	Jan. 28, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs		$ 2,000
Sales growth rate		0.00%
Intangible assets		$ 28,293	$ 37,864	$ 13,012
Increase in post-tax discount rate		2.10%	2.10%
Impairment of intangible assets		$ 1,047	$ 951
Decrease in sales growth rate		0.00%	0.00%
Decrease impairment of intangible assets		$ 1,749	$ 1,554
Impairment charge		$ 202
Consideration of intangible asset	$ 906
Gain on sale of intangible assets	906
US [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration of intangible asset	600
Gain on sale of intangible assets	$ 600
Impairment of Patents & Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth rate		9.00%
Royalty rate		5.00%
Cash flow revenue forecast period		5 years
Post-tax discount rate		10.50%
Long term sales growth rate		2.00%
Impairment of Indefinite-lived Brand Intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs		$ 3,700
Sales growth rate			2.50%
Royalty rate		5.00%	5.00%
Cash flow revenue forecast period		5 years	5 years
Long term sales growth rate		2.00%	2.00%
Intangible assets		$ 10,205	$ 6,631
Impairment of Indefinite-lived Brand Intangibles [Member] | US Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		10.50%	10.50%
Impairment of Indefinite-lived Brand Intangibles [Member] | NZ Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		11.75%	11.75%
Impairment of Indefinite-lived Brand Intangibles [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth rate		5.00%
Impairment of Indefinite-lived Brand Intangibles [Member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Sales growth rate		9.00%